Schedule I - Financial Information (Balance Sheets) (Parenthetical) (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	37,704,530	37,377,274	36,687,785
Common stock, shares outstanding	37,704,530	37,377,274	36,687,785
Parent Company [Member]
Preferred stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		90,000,000	90,000,000
Common stock, shares issued		37,377,274	36,687,785
Common stock, shares outstanding		37,377,274	36,687,785